JPMORGAN TRUST II

245 Park Avenue

New York, New York 10167

May 5, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: James O’Connor

Re:	JPMorgan Trust II (“Trust”) on behalf of the
JPMorgan U.S. Real Estate Fund (the “Fund”)
File Nos. 811-4236 & 2-95973

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 103 (Amendment No. 104 under the 1940 Act) filed electronically on April 24, 2009, to the Trust’s Registration Statements on Form N-1A.

If you have any questions or comments, please call the undersigned at (212) 648-2085.

Sincerely,

/s/John T. Fitzgerald

John T. Fitzgerald, Esq.

Assistant Secretary